CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017
NON-CURRENT ASSETS:
Property, plant and equipment	₽ 276,443	₽ 263,063
Investment property	2,177	407
Right-of-use assets	149,007
Goodwill	39,107	34,281
Other intangible assets	95,962	79,397
Investment in associates	10,735	9,452
Other investments	16,873	1,953
Deferred tax assets	11,190	5,545
Accounts receivable, related parties	2,545	2
Trade accounts receivable	2,600
Bank deposits and loans to customers	30,653
Other financial assets	4,729	8,890
Other non-financial assets	5,038	2,048
Total non-current assets	647,059	405,038
CURRENT ASSETS:
Inventories	18,654	9,995
Trade and other receivables	34,543	28,017
Accounts receivable, related parties	6,385	11,358
Bank deposits and loans to customers	32,385
Short-term investments	47,863	50,757
Advances paid and prepaid expenses	4,208	3,894
VAT receivable	7,415	7,165
Income tax assets	3,887	2,838
Assets held for sale	2,694	1,276
Cash and cash equivalents	84,075	30,586
Other financial assets	25,487	146
Other non-financial assets	1,338
Total current assets	268,934	146,032
TOTAL ASSETS	915,993	551,070
EQUITY:
Common stock	200	200
Treasury stock	(44,808)	(22,644)
Additional paid-in capital		381
Retained earnings	110,946	151,043
Accumulated other comprehensive loss	(1,064)	(8,854)
Equity attributable to owners of the Company	65,274	120,126
Non-controlling interests	12,291	4,079
Total equity	77,565	124,205
NON-CURRENT LIABILITIES:
Borrowings	365,072	228,040
Lease obligations	144,740	11,056
Bank deposits and liabilities	2,633
Deferred tax liabilities	24,439	23,773
Provisions	3,391	2,309
Contract liabilities	558	765
Other non-financial liabilities	1,643	3,203
Other financial liabilities	481	1,048
Total non-current liabilities	542,957	270,194
CURRENT LIABILITIES:
Trade and other payables	53,623	47,314
Accounts payable, related parties	1,301	1,102
Contract liabilities	21,597	17,696
Borrowings	3,063	63,673
Lease obligations	15,812	801
Bank deposits and liabilities	108,821
Income tax liabilities	1,792	1,150
Provisions	70,911	9,852
Other non-financial liabilities	13,903	12,047
Other financial liabilities	4,648	3,036
Total current liabilities	295,471	156,671
TOTAL EQUITY AND LIABILITIES	₽ 915,993	₽ 551,070